FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash	$ 9,625	$ 3,252
Long-term investments	4,311	10
Amounts receivable	1,477	4,091
Accounts payable and accrued liabilities	4,907	5,885
Due to related parties	156	157
Equipment loans	90	411
MXN [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash	2,780	8,378
Long-term investments
Reclamation bonds
Amounts receivable
Accounts payable and accrued liabilities	(51,307)	(85,951)
Due to related parties
Equipment loans
Finance lease obligations	(1,037)	(13,907)
Net exposure	(49,564)	(91,480)
US dollar equivalent	(2,627)	(4,656)
CDN [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash	5,902	2,421
Long-term investments	5,599	14
Reclamation bonds	6	146
Amounts receivable	54	114
Accounts payable and accrued liabilities	(442)	(891)
Due to related parties	(202)	(215)
Equipment loans		(301)
Finance lease obligations	(522)	(533)
Net exposure	10,395	755
US dollar equivalent	$ 8,004	$ 554